RESTRUCTURING AND OTHER CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Information for all restructuring activities by segment
The following table provides information for all restructuring activities by segment of the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Amount incurred during the year ended December 31, 2011	Cumulative amount incurred through December 31, 2011	Total amount expected to be incurred
AWP	$0.1	$23.7	$23.7
Construction	1.3	38.8	38.8
Cranes	2.2	5.8	5.8
MP	2.5	13.6	13.6
MHPS	23.3	36.4	39.0
Corporate and Other	0.1	6.2	6.2
Total	$29.5	$124.5	$127.1

Information by type of restructuring activity
The following table provides information by type of restructuring activity with respect to the amount of expense incurred during the year ended December 31, 2011, the cumulative amount of expenses incurred since inception of the programs from 2009 through 2011 and the total amount expected to be incurred (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Amount incurred in the year ended December 31, 2011	$19.3	$7.1	$3.1	$29.5
Cumulative amount incurred through December 31, 2011	$92.2	$17.7	$14.6	$124.5
Total amount expected to be incurred	$92.2	$20.3	$14.6	$127.1

Roll forward of the restructuring reserve by type of restructuring activity
The following table provides a roll forward of the restructuring reserve by type of restructuring activity for the year ended December 31, 2011 (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Restructuring reserve at December 31, 2010	$9.8	$1.6	$1.1	$12.5
Restructuring charges	18.3	—	0.1	18.4
Cash expenditures	(8.1)	(0.4)	(1.6)	(10.1)
Restructuring reserve at December 31, 2011	$20.0	$1.2	$(0.4)	$20.8